DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated operations) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Expenses (income)
Impairment of intangible asset	$ 363,510
Net loss from discontinued operations after income taxes	(2,242,644)	$ (3,228,056)
Swell And Megawood [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	1,128,403	2,661,223
Cost of sales	1,602,257	2,393,417
Gross margin	(473,854)	267,806
Expenses (income)
General and administration	361,028	630,691
Provision for expected credit losses	111,616	0
Sales, marketing, and promotion	68,941	27,933
Operating lease cost	1,233	56,650
Depreciation and amortization	207,319	378,113
Impairment of inventory	1,093,308	1,384,922
Impairment of intangible asset	363,510	0
Other (income) expenses	(395,741)	1,273,813
Net loss from discontinued operations before income taxes	(2,285,068)	(3,484,316)
Income tax expense	42,424	256,260
Net loss from discontinued operations after income taxes	$ (2,242,644)	$ (3,228,056)